Derivative financial instruments (Tables)	6 Months Ended
Dec. 31, 2019
Derivative financial instruments
Schedule of derivative financial instruments

	31 December 2019		30 June 2019		31 December 2018
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000	£’000	£’000
Used for hedging:
Interest rate swaps	—	(2,317)	—	(2,298)	2,504	—
At fair value through profit or loss:
Embedded foreign exchange derivatives	—	(101)	245	—	680	—
Forward foreign exchange contracts	—	(136)	97	—	—	—
	—	(2,554)	342	(2,298)	3,184	—
Less non-current portion:
Used for hedging:
Interest rate swaps	—	(2,317)	—	(2,298)	2,504	—
At fair value through profit or loss:
Embedded foreign exchange derivatives	—	—	30	—	55	—
Forward foreign exchange contracts	—	(6)	—	—	—	—
Non-current derivative financial instruments	—	(2,323)	30	(2,298)	2,559	—
Current derivative financial instruments	—	(231)	312	—	625	—